Deconsolidation of Teekay Offshore	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Deconsolidation of Teekay Offshore
4. Deconsolidation and Sale of Altera
On September 25, 2017, Teekay, Altera and Brookfield finalized a strategic partnership (or the 2017 Brookfield Transaction) which resulted in the deconsolidation of Altera as of that date. Although Teekay owned less than 50% of Altera, Teekay maintained control of Altera until September 25, 2017, by virtue of its 100% ownership interest in the general partner of Altera, which is a master limited partnership. In connection with Brookfield's acquisition of a 49% interest in Altera's general partner, Altera Infrastructure GP L.L.C. (or Altera GP), Teekay and Brookfield entered into an amended limited liability company agreement whereby Brookfield obtained certain participatory rights in the management of Altera GP, which resulted in Teekay deconsolidating Altera for accounting purposes on September 25, 2017.

Subsequent to the closing of the 2017 Brookfield Transaction, Teekay had significant influence over Altera and accounted for its investment in Altera using the equity method until May 2019. On May 8, 2019, Teekay sold to Brookfield, for proceeds of $100 million, all of the Company's remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera. Altera is no longer a related party of Teekay subsequent to the sale (see Note 14).

In July 2018, Brookfield exercised its option to acquire an additional 2% of ownership interests in Altera GP from Teekay in exchange for 1.0 million Altera common unit warrants. After exercising this option, Brookfield held a 51% interest in the general partner and Teekay owned a 49% interest in Altera GP. As a result of the 2019 Brookfield Transaction, Teekay had no interest in the common units of Altera as at December 31, 2019 (13.8% – December 31, 2018).

The following table shows the accounting impact from the deconsolidation of Altera on September 25, 2017. On such date, the Company recognized both the net cash proceeds it received from Brookfield and the fair value of its retained interests in Altera, including common units, warrants, and vessel charters with Altera, and derecognized the carrying value of both Altera’s net assets and the non-controlling interest in Altera, with the difference between the amounts recognized and derecognized being the loss on deconsolidation.

As of September 25, 2017
Net cash proceeds received by Teekay	139,693
Fair value of common units and general partner interest of Altera	150,132
Fair value of warrants (note 16)	36,596
Fair value of vessel charters with Altera (notes 6 and 7)	14,812
Carrying value of the non-controlling interest in Altera	1,138,275
Subtotal	1,479,508
Less:
Carrying value of Altera's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Altera	(104,788)

The $150.1 million fair value of Teekay's retained investment in Altera, which consisted of approximately 14% in its outstanding common units and a 51% interest in Altera GP, was determined with reference to the market price of Altera's common units on September 25, 2017. The $14.8 million fair value of vessel charters was determined using an income approach and with reference to market rates, contract term, and a discount rate of 10%.
Subsequent to the formation of Altera, Teekay sold certain vessels to Altera. As Altera was a non-wholly-owned consolidated subsidiary of Teekay at the date of the sales, all of the gain or loss on sales of these vessels was fully eliminated upon consolidation. Consequently, the portion of the gain or loss attributable to Teekay’s reduced interest in the vessels was deferred. The total unrecognized net deferred gain relating to the vessels previously sold from Teekay to Altera was $349.6 million. Upon deconsolidation of Altera, such amount was recognized as an increase to net loss attributable to non-controlling interests for the year ended December 31, 2017.
Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Altera’s ship management, commercial, technical, strategic, business development and administrative service needs. On January 1, 2018, as part of the 2017 Brookfield Transaction, Altera acquired a 100% ownership interest in seven subsidiaries (or the Transferred Subsidiaries) of Teekay at carrying value. The Company recognized a loss of $7.1 million for the year ended December 31, 2018 related to the sale of the Transferred Subsidiaries and the resultant release of accumulated pension losses from accumulated other comprehensive income, which is recorded in loss on deconsolidation of Altera on the Company's consolidated statements of loss.